Document and Entity Information	May 01, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001903464
Document Type	8-K
Document Period End Date	May 01, 2023
Entity Registrant Name	AIMFINITY INVESTMENT CORP. I
Entity Incorporation State Country Code	E9
Entity File Number	001-41361
Entity Tax Identification Number	98-1641561
Entity Address, Address Line One	221 W 9th St
Entity Address, Address Line Two	PMB 235
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	425
Local Phone Number	365-2933
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Consisting Of One Class A Ordinary Share 0.0001 Par Value One Class 1 Redeemable Warrant And One Half Of One Class 2 Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, consisting of one Class A ordinary share, $0.0001 par value, one Class 1 redeemable warrant and one-half of one Class 2 redeemable warrant
Trading Symbol	AIMAU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	AIMA
Security Exchange Name	NASDAQ
Class 1 Redeemable Warrants Each Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class 1 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AIMAW
Security Exchange Name	NASDAQ
Class 2 Redeemable Warrants Each Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class 2 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AIMAW
Security Exchange Name	NASDAQ
New Units Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Class 2 Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	New Units, consisting of one Class A ordinary share, $0.0001 par value, and one-half of one Class 2 redeemable warrant
Trading Symbol	AIMBU
Security Exchange Name	NASDAQ